RELATED PARTY TRANSACTIONS - (Details) $ in Millions	9 Months Ended
	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 01, 2022
Marine Exhaust Technology A/S
RELATED PARTY TRANSACTIONS
Percentage of shares acquired			75.00%
joint venture
RELATED PARTY TRANSACTIONS
Transactions with its joint venture producing scrubbers		$ 5.6
Chief executive officer | Long term incentive plan
RELATED PARTY TRANSACTIONS
Vesting period of RSUs	3 years
Number of RSUs granted | shares	255,200
Fair value of RSU	$ 2.5
Chief executive officer | Long term incentive plan | First anniversary
RELATED PARTY TRANSACTIONS
Vesting percentage	33.00%
Chief executive officer | Long term incentive plan | Second anniversary
RELATED PARTY TRANSACTIONS
Vesting percentage	33.00%
Chief executive officer | Long term incentive plan | Third anniversary
RELATED PARTY TRANSACTIONS
Vesting percentage	33.00%
Chief executive officer | Additional retention program
RELATED PARTY TRANSACTIONS
Number of RSUs granted | shares	300,000
Fair value of RSU	$ 10.7